Financial instruments - Fair values and risk management - Liquidity and capital management (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial instruments - Fair values and risk management
Current financial assets	€ 3,150.0	€ 3,808.0	€ 3,195.0
Cash inflows outflows in relation to property, plant and equipment	195.0	(579.0)	(1,547.0)
Funding for purchase of property, plant and equipment	294.7	578.8	1,288.5
Cash generated from debt capital market issuances	400.0
Funding of share buybacks	€ 0.0	€ 580.5	€ 560.5